UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR S

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-06142

THE JAPAN EQUITY FUND, INC.

(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company

One Evertrust Plaza, 9th Floor

Jersey City, New Jersey 07302-3051

(Address of principal executive offices) (Zip code)

c/o Daiwa Securities Trust Company

One Evertrust Plaza, 9th Floor

Jersey City, New Jersey 07302-3051

(Name and address of agent for service)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (201) 915-3054

DATE OF FISCAL YEAR END: October 31

DATE OF REPORTING PERIOD: April 30, 2008

Item 1. Reports to Stockholders.

The Japan Equity Fund, Inc.

General Information (unaudited)

The Fund

The investment objective of the Fund is to outperform over the long term, on a total return basis (including appreciation and dividends), the Tokyo Stock Price Index (“TOPIX”), a composite market-capitalization weighted index of all common stocks listed on the First Section of the Tokyo Stock Exchange (“TSE”). The Fund seeks to achieve its investment objective by investing substantially all of its assets in equity securities of companies listed on the TSE or listed on the over-the-counter market in Japan or listed on other stock exchanges in Japan. Daiwa SB Investments (U.S.A.) Ltd. is the Fund’s Investment Manager. Daiwa SB Investments Ltd. is the Fund’s Investment Adviser. The Fund implements an “active” portfolio management policy, which is an approach that involves quantitative valuation of securities to identify an appropriate universe of securities from which to select investments, with judgmental analysis then applied to this universe to determine the actual investments to be made by the Fund.

Shareholder Information

The Fund’s shares are listed on the New York Stock Exchange (“NYSE”). The Fund understands that its shares may trade periodically on certain exchanges other than the NYSE, but the Fund has not listed its shares on those other exchanges and does not encourage trading on those exchanges.

The Fund’s NYSE trading symbol is “JEQ”. Weekly comparative net asset value (“NAV”) and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron’s, and also appears in many other newspapers. The Fund’s daily NAV is also available by visiting www.daiwast.com or calling (800) 933-3440 or (201) 915-3020. Also, the Fund’s website includes a monthly market review, a list of the Fund’s top ten industries and holdings, its proxy voting policies and procedures, its code of ethics and its audit committee charter.

Inquiries

Inquiries concerning your registered share account should be directed to the American Stock Transfer & Trust Company (the “Plan Agent”) at the number noted below. All written inquiries should be directed to The Japan Equity Fund, Inc., c/o Daiwa Securities Trust Company, One Evertrust Plaza, 9th Floor, Jersey City, NJ 07302-3051.

Proxy Voting Policies and Procedures

A description of the policies and procedures that are used by the Fund’s Manager determine how to vote proxies relating to the Fund’s portfolio securities is available (1) without charge, upon request, by calling collect (201) 915-3054; (2) by visiting www.daiwast.com; and (3) as an exhibit to the Fund’s annual report on Form N-CSR which is available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Manager votes these proxies is now available by calling the same number and is available on the Commission’s website. The Fund has filed its report on Form N-PX covering the Fund’s proxy voting record for the 12-month period ended June 30, 2007.

Quarterly Portfolio of Investments

A Portfolio of Investments is filed as of the end of the first and third quarters of each fiscal year on Form N-Q and is available on the Commission’s website at www.sec.gov and the Fund’s website at www.daiwast.com. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling (201) 915-3054.

The Japan Equity Fund, Inc.

Certifications

The Fund’s chief executive officer has certified to the NYSE that, as of June 2, 2008, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund also has included the certifications of the Fund’s chief executive officer and chief financial officer required by Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 in the Fund’s Form N-CSR filed with the Commission for the period of this report.

Dividend Reinvestment and Cash Purchase Plan

A Dividend Reinvestment and Cash Purchase Plan (the “Plan”) is available to provide Shareholders with automatic reinvestment of dividends and capital gain distributions in additional Fund shares. The Plan also allows you to make optional annual cash investments in Fund shares through the Plan Agent. A brochure fully describing the Plan’s terms and conditions is available on the Fund’s website at www.daiwast.com and from the Plan Agent by calling (866) 669-9904 or by writing The Japan Equity Fund, Inc., c/o the American Stock Transfer & Trust Company, 59 Maiden Lane, New York, NY 10038.

The Japan Equity Fund, Inc.

Shareholder Letter (unaudited)

May 15, 2008

Dear Shareholders:

It is our pleasure on behalf of the Board of Directors to present the Semi-Annual Report for The Japan Equity Fund, Inc. (the “Fund”) for the six months ended April 30, 2008.

Performance Review

Table 1.Net Asset Value (“NAV”) performance in comparison to the benchmark (TOPIX), U.S. Dollar (“USD”) base

Latest Six Months (Nov 07 – April 08) %
JEQ (NAV)	–7.95
Benchmark (TOPIX)	–7.57
Underperformance	–0.38

Table 2.	Equity Only performance in comparison to the benchmark (TOPIX), Japanese Yen (“JPY”) base

Latest Six Months (Nov 07 – April 08) %
JEQ (Equity Only)	–16.03
Benchmark (TOPIX)	–15.26
Underperformance	–0.77

Comment

•

During the period from November 2007 to April 2008, the NAV of the Fund decreased by 7.95% in USD terms, while the benchmark (TOPIX) fell by 7.57% in USD terms over the same period. The Fund underperformed the benchmark by 0.38%.

•	In JPY terms, the performance of the Fund (excluding expenses and not accounting for cash on-hand) was –16.03%, whereas the TOPIX declined by 15.26%.
•

Relative to the TOPIX, the sector selection effect was –1.59%, while the stock selection effect contributed +0.82% (see Table 3). As shown in Table 4, overweight positions in the machinery, nonferrous metals and transportation equipment sectors and an underweight position in the food sector were among the primary contributors to the negative sector selection effect. With increasing uncertainty in the global economy and financial markets, defensive sectors including foods performed relatively well, whereas cyclical names performed much poorer, as fears of a U.S. recession and turmoil in the financial markets spread.

•

Stock selection in the transportation equipment, retail trade and chemical sectors contributed positively, although they were partially offset by negative contributions from electrical appliances and real estate stocks. Major positive contributors during the period were Sumitomo Trust & Banking (banks) and Seven & I Holdings (retail trade), while Nomura Research Institute (information & communications), Makita (machinery) and Tokyo Tatemono (real estate) contributed negatively. Among benchmark stocks, the lack of any holdings of Sumitomo Mitsui FG (banks) had a negative impact. Sumitomo Trust rebounded sharply from mid-March, as fears of U.S. sub-prime related losses eased. Seven & I Holdings performed relatively well, as investors expected private brand developments and cost reductions to support a fiscal year 2008 earnings

The Japan Equity Fund, Inc.

rebound from the depressed fiscal year 2007 levels. Nomura Research Institute declined after the IT service company announced lackluster results for fiscal year 2007 and a poor profit outlook for fiscal year 2008. Makita declined amid concerns of a slowing global economy as well as negative foreign exchange movements; however, demand for its electric power tools remained healthy, particularly in emerging countries. Tokyo Tatemono and other real estate companies were hit hard by concerns over declining condominium sales and reportedly tougher bank lending standards within the industry.

Table 3.	Attribution Analysis Summary, JPY base

Latest Six Months (Nov 07 – April 08) %
Japan Equity Fund (Equity Only)	–16.03
TOPIX	–15.26
Underperformance	–0.77
Breakdown
Sector Selection	–1.59
Stock Selection	0.82
Others	0.00
Total	–0.77

Table 4.	Sector & Stock Selection Effects, Sector by Sector

	Portfolio Weight %	Market Weight %	Portfolio Return %	Benchmark Return %	Sector Allocation Effect %	Stock Selection Effect %
TOPIX Industry
Fishery, Agriculture & Forestry	0.00	0.08	0.00	–4.99	–0.01	0.00
Mining	0.00	0.41	0.00	–8.10	–0.02	0.00
Construction	1.14	1.73	–22.77	–23.17	0.05	0.00
Foods	0.80	3.05	8.79	–6.87	–0.19	0.11
Textiles & Apparel	0.82	0.88	–26.11	–21.85	0.00	–0.02
Pulp & Paper	0.00	0.31	0.00	–17.93	0.01	0.00
Chemicals	7.55	5.56	–19.27	–21.55	–0.14	0.20
Pharmaceutical	4.70	4.18	–16.80	–15.28	–0.01	–0.07
Oil & Coal Products	0.84	0.75	–32.75	–30.58	–0.03	–0.03
Rubber Products	0.91	0.51	–24.61	–27.27	–0.12	0.03
Glass & Ceramics Products	1.33	1.25	–23.03	–27.67	–0.01	0.04
Iron & Steel	2.75	3.17	–21.28	–18.03	–0.12	–0.09
Nonferrous Metals	2.52	1.27	–25.75	–29.24	–0.19	0.08
Metal Products	0.69	0.55	–1.84	–17.43	–0.01	0.10
Machinery	7.05	4.42	–21.79	–20.89	–0.26	–0.04
Electrical Appliances	14.91	14.18	–13.71	–12.38	0.02	–0.18
Transport Equipment	12.39	9.73	–18.55	–21.91	–0.18	0.43
Precision Instruments	0.78	1.46	2.67	–22.83	0.04	0.20
Other Products	0.75	2.98	–29.18	–16.97	0.00	–0.14
Wholesale Trade	6.73	4.97	–14.20	–15.03	0.03	0.04
Retail Trade	3.87	3.19	0.55	–9.27	0.02	0.33
Banks	9.12	10.98	–4.29	–4.96	–0.14	0.17
Other Financing Business	0.81	1.32	–17.69	–12.54	–0.06	–0.09
Securities & Commodity Futures	1.69	1.73	–10.93	–11.18	0.02	0.02
Insurance	2.35	2.58	–2.02	–3.81	–0.04	0.06
Real Estate	2.23	2.72	–31.57	–24.29	–0.09	–0.17
Land Transportation	2.79	3.43	–11.91	–11.85	–0.02	–0.01
Marine Transportation	1.17	0.92	–22.76	–22.57	–0.01	–0.01
Air Transportation	0.00	0.45	0.00	–6.32	–0.03	0.00
Warehouse & Harbor Transportation	0.00	0.21	0.00	–18.98	0.01	0.00
Information & Communication	4.76	5.22	–17.74	–15.09	0.00	–0.14
Electric Power & Gas	2.35	4.39	–6.95	–9.39	–0.07	0.07
Services	2.20	1.42	–18.56	–17.07	–0.03	–0.03
Total	100.00	100.00	–16.03	–15.26	–1.59	0.82

The Japan Equity Fund, Inc.

Market Review (November 2007 – April 2008)

The Tokyo market continued to struggle towards the end of 2007 and through the early part of 2008, as worsening U.S. sub-prime related issues, fears of a U.S. recession and its potential negative impact on the global economy, the JPY’s appreciation against the USD, and a deteriorating domestic political situation were all digested by the market. On March 17, 2008, the TOPIX fell below the 1,150 level, its lowest point in more than two and a half years. On the heels of this steep decline, the market rebounded sharply following a series of unprecedented steps undertaken to ease the tension in the financial markets, including the near bail out of U.S. brokerage firm, Bear Stearns, aggressive liquidity injections by the Federal Reserve Bank and announcements of capital raising measures by several U.S. and European financial institutions. Better than expected U.S. macro-economic data and the USD’s appreciation versus the JPY also helped lift the stock market higher. One encouraging development has been the market’s resiliency in the face of negative earnings guidance and estimates. Most likely, the market has considerably discounted a cautious profit outlook for the year ending March 2009, and an appetite for risk is gradually returning to the market.

Outlook

After a rebound of nearly 20% from the March lows, the Fund’s Investment Manager expects the market to consolidate going forward, looking for clues as to the direction of external economies, particularly that of the United States.

(1)	Extreme undervaluation corrected

The negative yield spread (10-year Japanese Government Bond (“JGB”) yield minus equity dividend yield) has corrected and is currently flat, as the 10-year JGB yield shot up to between 1.6% and 1.7%, equaling the current dividend yield level. This is a possible indication that financial market valuations have normalized, and could signal the end of the recent financial stress in the markets. The average price-earnings (“P/E”) of the Tokyo market has risen to 17 times earnings due to the market rebound together with downward revisions to earnings estimates, making stocks reasonable, but not particularly attractive, from a valuation standpoint.

(2)	Negative profit guidance, possibly suggesting upward earnings revisions

A number of major companies, including those in the technology, auto and steel sectors, have issued negative profit guidance for the year ending March 2009. As 40% of listed companies close their books at March end, the aggregate recurring profits of these 629 companies (excluding financials) increased by 1.8% in the year ended March 2008 and, according to Nikkei, are estimated by management to fall 6.5% in the year ending March 2009. Manufacturers predict a 12% decline in recurring profits, led by auto and steel companies, while non-manufacturers, led by trading firms, forecast growth of around 5%. The Fund’s Investment Manager suspects that business considerations may have influenced some of the negative profit guidance in the steel and auto sectors, as they will each have to negotiate steel price increases in order to share the burden of iron ore and coal price hikes. Negative profit guidance, particularly for the six months ending September 2008, seems to have taken into account a JPY/USD exchange rate of 100 and a JPY/Euro rate of 155, as well as a U.S. economic recession and the resilience of emerging economies. Therefore, the Fund’s Investment Manager believes that the profit outlook is more likely to be revised upward, as has been the case over the last several years, based on the potential stabilization of the U.S. economy and strengthening USD as the year progresses. This likely upward revision will provide a significant catalyst for a sustainable rally in the Tokyo market on the heels of its recent rebound.

(3)	Rising inflation

Core Consumer Price Index (“CPI”) (which, in Japan, excludes fresh foods but includes energy prices) rose 1.2% year-on-year in March, reflecting price increases in energy and food on a global scale. Due to minimal wage increases and zero unit labor cost hikes, Japan’s problem is now slow economic growth rather than inflation. Energy and food inflation will cut into disposable income, while corporate profit

The Japan Equity Fund, Inc.

outlooks will continue to restrict wage hikes. Consumers cannot get relief from government tax cuts, due to the huge amount of government debt. Merchandise suppliers, who remain hung up on disinflation due to their experiences in the 1990s and 2000s, remain worried about losing customers after raising prices. Energy and food inflation alone cannot justify interest rate hikes by the Bank of Japan, which has downgraded its economic growth forecast from 2.1% to 1.5% for the year ending March 2009.

(4)	Peaking political discounts

According to several polls, the Fukuda cabinet’s approval rating fell below 20% due to its weak political leadership in handling the road construction purpose gasoline surtax, which was eliminated in April and then reinstated in May, as well as its implementation of a new medical insurance scheme for people over 75 years old. It is evident that the government, which consists mainly of bureaucrats and politicians, has been a drag on private economic activity for the last couple of years and, in light of low expectations for the current government, any changes should be considered to be for the better. Prime Minister Fukuda’s declining approval rating could be a catalyst for a political reshuffling or, at least, some minor changes. Politics will likely remain a neutral factor for the Japanese market, barring any reshuffling, which would be interpreted as a positive.

Regarding sector strategy, the Fund’s portfolio will remain overweight in the machinery and automobile sectors and underweight in public utilities and service stocks. Although the Fund’s portfolio remains underweight in financials, we have reduced the degree to which the Fund’s portfolio was underweight and added positions in major banks. The Fund’s portfolio will continue to overweight the beneficiaries of infrastructure developments in the emerging markets and ecology/alternative energy investments on a global basis.

Fund Performance

During the six months ended April 30, 2008, the Fund’s market price on the New York Stock Exchange (“NYSE”) ranged from a low of $6.16 per share on January 22, 2008 to a high of $8.00 on December 12, 2007. The Fund’s NYSE market price closed at $7.40 per share on April 30, 2008.

The NYSE market price in relation to the Fund’s net asset value per share during the six months ended April 30, 2008 ranged from a high discount of 10.57% on April 11, 2008 to a low discount of 2.49% on February 12, 2008, and ended the period at a discount of 6.92%.

The Fund has not invested in derivative securities. Although foreign currency hedging is permitted, the Fund has not engaged in any foreign currency hedging.

Portfolio Management

Mr. Koichi Ogawa, CFA, is the Executive Director and Chief Portfolio Manager of Daiwa SB Investments Ltd. (“DSBI”) for all North American clients. A senior member of the Investment Policy Committee (IPC) of DSBI, Mr. Ogawa has 32 years of investment experience and has been responsible for Japan stock selection since 1984. He spent nine years with Daiwa Securities as an institutional research analyst and three years in New York analyzing U.S. securities. He graduated from Tohoku University with a B.A. in law in 1972.

Mr. Naoto Nagai, CFA, is a Senior Portfolio Manager with a total of 11 years of experience in the Japanese and global equity markets. Prior to joining Daiwa SB Investments in 2006, he was a fund manager and research analyst at Resona Trust Company Japan. In 1996 he earned an MBA from the University of Rochester and in 1991 he graduated from the University of Osaka Prefecture with a B.S. in chemistry. He assumed the day-to-day portfolio management responsibilities for the Fund, effective October 18, 2006.

The Japan Equity Fund, Inc.

We thank you for your support of The Japan Equity Fund, Inc. and your continued interest in the Japanese economy and marketplace.

Sincerely,

YOSHIHIRO FUJISAWA	HIDEO TANAKA
Chairman of the Board	President

The Japan Equity Fund, Inc.

Portfolio of Investments

April 30, 2008 (unaudited)

COMMON STOCKS—98.42%

Shares		Value
Apparel—0.60%
68,000	Asics Corp	$ 684,963
Banks—11.91%
526,000	Mitsubishi UFJ Financial Group, Inc	5,778,222
832	Mizuho Financial Group, Inc	4,314,192
170	Seven Bank, Ltd.	306,895
172,000	The Bank of Yokohama, Ltd.	1,258,537
2,300	The Musashino Bank, Ltd	99,827
211,000	The Sumitomo Trust & Banking Co., Ltd.	1,894,421
		13,652,094
Chemicals—7.62%
199,000	Asahi Kasei Corp	1,125,514
127,000	Daicei Chemical Industries Ltd	748,781
37,100	Fujifilm Holdings Corp.	1,421,442
29,000	Nihon Parkerizing Co., Ltd	461,148
44,600	Shin-Etsu Chemical Co., Ltd	2,749,491
88,000	Sumitomo Chemical Co., Ltd	570,386
4,000	Taiyo Nippon Sanso Corp.	32,495
93,000	Toyo Ink Manufacturing Co., Ltd	335,779
370,000	Ube Industries, Ltd.	1,293,259
		8,738,295
Commerce—0.31%
18,000	Canon Marketing Japan Inc	349,145
Communication—2.80%
128	KDDI Corp	$ 818,590
337	NTT Corp	1,449,741
520	NTT DoCoMo, Inc	763,972
3,400	Obic Business Consultants Co., Ltd	174,995
		3,207,298
Construction—0.99%
51,000	Daiwa House Industry Co., Ltd	573,468
80,000	Sumitomo Forestry Co., Ltd	566,161
		1,139,629
Electric Appliances—14.66%
57,600	Canon Inc	2,876,128
17,900	Fanuc Ltd	1,878,692
136,000	Fujitsu Ltd	865,834
34,000	Hamamatsu Photonics K.K	1,034,953
5,500	Kyocera Corp	504,897
88,000	Matsushita Electric Industrial Co., Ltd	2,066,065
220,000	Mitsubishi Electric Corp	2,243,518
20,000	Omron Corp	414,826
43,000	Sony Corp	1,973,689
20,000	Star Micronics Co., Ltd	339,927
18,700	Tokyo Electron Ltd	1,212,070
23,500	Ushio Inc	444,095
33,000	Yamatake Corp	956,981
		16,811,675
Electric Power & Gas—1.69%
36,500	Kansai Electric Power Co., Inc	867,462
47,000	Tohoku Electric Power Co., Inc	1,065,105
		1,932,567
Foods—1.18%
88,000	Meiji Dairies Corp	$ 538,275

The Japan Equity Fund, Inc.

76,000	Nisshin Seifun Group Inc	812,983
		1,351,258
Glass & Ceramic Products—1.22%
118,000	Asahi Glass Co., Ltd	1,403,899
Insurance—2.64%
218,000	Aioi Insurance Co., Ltd	1,371,135
41,700	Mitsui Sumitomo Insurance Group Holdings, Inc	1,657,749
		3,028,884
Iron & Steel—2.19%
179,000	Nippon Steel Corp	1,003,803
360,000	Sumitomo Metal Industries, Ltd	1,510,659
		2,514,462
Land Transportation—2.60%
374	East Japan Railway Co	2,977,204
Machinery—6.98%
54,000	Daifuku Co., Ltd	673,574
35,000	JTEKT Corp	618,398
67,000	Komatsu Ltd	2,033,032
49,000	Makita Corp	1,684,463
349,000	Mitsubishi Heavy Industries, Ltd	1,615,306
80,000	Ricoh Co., Ltd	1,377,377
		8,002,150
Marine Transportation—1.24%
58,000	Kawasaki Kisen Kaisha, Ltd	588,131
86,000	Nippon Yusen Kabushiki Kaisha	834,070
		1,422,201
Metal Products—0.77%
51,000	JS Group Corp	$ 881,995
Non-Ferrous Metals—2.58%
121,000	Mitsubishi Materials Corp	572,815
90,500	Sumitomo Electric Industries, Ltd	1,162,752
67,000	Sumitomo Metal Mining Co., Ltd	1,216,603
		2,952,170
Oil & Coal Products—0.79%
10,700	Idemitsu Kosan Co., Ltd	910,332
Other Financing Business—0.52%
3,300	Orix Corp	594,469
Other Products—0.16%
15,000	Namco Bandai Holdings Inc	187,536
Pharmaceutical—4.11%
30,800	Daiichi Sankyo Co., Ltd	845,861
14,500	Ono Pharmaceuticals Co., Ltd	765,796
74,000	Rohto Pharmaceutical Co., Ltd	789,457
43,900	Takeda Pharmaceutical Co., Ltd	2,314,298
		4,715,412
Precision Instruments—0.60%
25,000	Hoya Corp	691,377
Real Estate—1.98%
31,000	Mitsui Fudosan Co., Ltd	779,912
171,000	Tokyo Tatemono Co., Ltd	1,487,670
		2,267,582
Retail Trade—4.60%
7,500	FamilyMart Co., Ltd	$ 261,427
17,900	Nitori Co., Ltd	941,924
73,500	Seven & I Holdings Co., Ltd	2,180,862
28,800	Shimachu Co., Ltd	790,935
36,500	Xebio Co., Ltd	1,097,033
		5,272,181
Rubber Products—0.41%
26,000	Bridgestone Corp	474,112
Securities—1.93%
127,500	Nomura Holdings Inc	2,213,559

The Japan Equity Fund, Inc.

Services—3.44%
470	Dentsu Inc	1,078,644
37,900	Nomura Research Institute, Ltd	835,227
20,500	Secom Co., Ltd	952,756
268	Tempstaff Co., Ltd	293,374
34,500	Toho Co., Ltd	788,458
		3,948,459
Textile & Apparel—0.49%
91,000	Toray Industries Inc	566,238
Transportation Equipment—10.71%
26,500	Aisin Seiki Co., Ltd	923,708
90,000	Daihatsu Motor Co., Ltd	1,073,363
58,000	Denso Corp	1,960,438
380,000	Kawasaki Heavy Industries, Ltd	977,914
114,000	Nissan Motor Co., Ltd	1,009,295
25,400	Shimano Inc	1,153,659
102,500	Toyota Motor Corp	5,187,008
		12,285,385
Wholesale Trade—6.70%
49,000	Hitachi High-Technologies Corp	$ 971,625
132,000	Marubeni Corp	1,050,778
121,000	Mitsubishi Corp	3,880,738
132,300	Sumitomo Corp	1,774,756
		7,677,897
Total Common Stocks
	(Cost—$106,733,506)	112,854,428

SHORT-TERM INVESTMENTS—0.07%

Principal Amount (000)
U.S. DOLLAR TIME DEPOSIT—0.07%
$81 Bank of New York Time Deposit, 0.05%, due 5/1/08 (Cost—$81,049)	81,049
Total Investments—98.49% (Cost—$106,814,555)	112,935,477
Other assets less liabilities—1.51%	1,731,916
NET ASSETS (Applicable to 14,431,605 shares of capital stock outstanding; equivalent to $7.95 per share)—100.00%	$114,667,393

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

EQUITY CLASSIFICATIONS HELD

April 30, 2008 (unaudited)

Industry	Percent of Net Assets
Electric Appliances	14.66%
Banks	11.91
Transportation Equipment	10.71
Chemicals	7.62
Machinery	6.98
Wholesale Trade	6.70
Retail Trade	4.60
Pharmaceutical	4.11
Services	3.44
Communication	2.80
Insurance	2.64
Land Transportation	2.60
Non-Ferrous Metals	2.58
Iron & Steel	2.19
Real Estate	1.98
Securities	1.93
Electric Power & Gas	1.69
Marine Transportation	1.24
Glass & Ceramic Products	1.22
Foods	1.18
Construction	0.99
Oil & Coal Products	0.79
Metal Products	0.77
Precision Instruments	0.60
Apparel	0.60
Other Financing Business	0.52
Textile & Apparel	0.49
Rubber Products	0.41
Commerce	0.31
Other Products	0.16

TEN LARGEST EQUITY POSITIONS HELD

April 30, 2008 (unaudited)

Issue	Percent of Net Assets
Mitsubishi UFJ Financial Group, Inc	5.04%
Toyota Motor Corp	4.52
Mizuho Financial Group, Inc	3.76
Mitsubishi Corp	3.38
East Japan Railway Co	2.60
Canon Inc	2.51
Shin-Etsu Chemical Co., Ltd	2.40
Takeda Pharmaceutical Co., Ltd	2.02
Mitsubishi Electric Corp	1.96
Nomura Holdings Inc	1.93

The Japan Equity Fund, Inc.

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets
Investment in securities, at value (cost—$106,814,555)	$ 112,935,477
Cash denominated in foreign currency (cost—$985,674)	982,353
Receivable for securities sold	710,950
Interest and dividends receivable	821,410
Prepaid expenses	20,954
Total assets	115,471,144
Liabilities
Payable for securities purchased	645,127
Payable for management fees	11,828
Payable for advisory fees	17,741
Payable for other affiliates	26,712
Accrued expenses and other liabilities	102,343
Total liabilities	803,751
Net Assets	$ 114,667,393
Net Assets consist of:
Capital stock, $0.01 par value per share; total 30,000,000 shares authorized; 14,431,605 shares issued and outstanding	144,317
Paid-in capital in excess of par value	125,321,410
Accumulated net investment income	36,880
Accumulated net realized loss on investments	(16,915,553)
Net unrealized appreciation on investments and other assets and liabilities denominated in foreign currency	6,080,339
Net assets applicable to shares outstanding	$ 114,667,393
Net Asset Value Per Share	$ 7.95

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

Statement of Operations

For the Six Months Ended April 30, 2008 (unaudited)

Investment income:
Dividends (net of withholding taxes of $79,030)	$ 1,051,566
Interest	37
Total investment income	1,051,603
Expenses:
Investment management and advisory fee and expenses	189,280
Administration fee and expenses	144,668
Custodian fees and expenses	95,152
Directors’ fees and expenses	43,261
Audit and tax services	42,466
Reports and notices to shareholders	28,345
Legal fees and expenses	19,891
Insurance expense	14,259
Transfer agency fee and expenses	5,538
Other	33,676
Total expenses	616,536
Net investment income	435,067
Realized and unrealized gains from investment activities and foreign currency transactions:
Net realized gains on investments	884,314
Net realized foreign currency transaction gains	110,259
Net change in unrealized appreciation (depreciation) on investments in equity securities	(11,017,010)
Net change in unrealized appreciation (depreciation) on short-term investments and other assets and liabilities denominated in foreign currency	(36,697)
Net realized and unrealized losses from investment activities and foreign currency transactions	(10,059,134)
Net decrease in net assets resulting from operations	$ (9,624,067)

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

Statement of Changes in Net Assets

	For the Six Months Ended April 30,	For the Year Ended October 31,
	2008	2007
	(unaudited)	(unaudited)
Increase (decrease) in net assets from operations:
Net investment income	$ 435,067	$ 252,346
Net realized gain (loss) on:
Investments	884,314	7,067,731
Foreign currency transactions	110,259	(13,650)
Net change in unrealized depreciation on:
Investments in equity securities	(11,017,010)	(5,579,598)
Translation of short—term investments and other assets and liabilities denominated in foreign currency	(36,697)	(576)
Net increase (decrease) in net assets resulting from operations	(9,624,067)	1,726,253
Dividends and distributions to shareholders from:
Net investment income	—	(1,297,949)
From capital stock transactions:
Sale of capital stock resulting from:
Reinvestment of dividends	—	84,221
Net increase (decrease) in net assets	(9,624,067)	512,525
Net assets:
Beginning of period	124,291,460	123,778,935
End of period (including undistributed net investment income and accumulated net investment loss of $36,880 and $(398,186), respectively)	$ 114,667,393	$ 124,291,460

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

Notes to Financial Statements

Organization and Significant Accounting Policies

The Japan Equity Fund, Inc. (the “Fund”) was incorporated in Maryland on July 12, 1990 under its former name “The Japan Emerging Equity Fund, Inc.” and commenced operations on July 24, 1992. It is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reporting results could differ from those estimates.

Valuation of Investments—Securities which are listed on the Tokyo Stock Exchange or listed on the over-the-counter market in Japan or listed on other exchanges in Japan and for which market quotations are readily available are valued at the last reported sales price available to the Fund at the close of business on the day the securities are being valued or, lacking any such sales, at the last available bid price. In instances where quotations are not readily available or where the price as determined by the above procedures is deemed not to represent fair market value, fair value will be determined in such manner as the Board of Directors (the “Board”) may prescribe. Short-term investments having a maturity of 60 days or less are valued at amortized cost, except where the Board determines that such valuation does not represent the fair value of the investment. All other securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board.

Foreign Currency Translation—The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in Japanese yen are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations. The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market price of securities.

Tax Status—The Fund intends to continue to distribute substantially all of its taxable income and to comply with the minimum distribution and other requirements of the Internal Revenue Code of 1986 applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required.

The Fund is not subject to any Japanese income, capital gains or other taxes except for withholding taxes on certain income, generally imposed at rates of 7% on interest and dividends, paid to the Fund by Japanese corporations.

Investment Transactions and Investment Income—Investment transactions are recorded on the trade date (the date upon which the order to buy or sell is executed). Realized and unrealized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions from Japanese securities which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income is recorded on an accrual basis.

The Japan Equity Fund, Inc.

Notes to Financial Statements (continued)

Dividends and Distributions to Shareholders—The Fund records dividends and distributions payable to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These book basis/tax basis differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

New Accounting Pronouncement—In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 did not result in a material impact to the Fund’s net assets, results of operations and financial statement disclosures. Management will continue to monitor the Fund’s tax positions prospectively for potential future impacts.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. FAS 157 applies to reporting periods beginning after November 15, 2007. The adoption of FAS 157 is not expected to have a material impact on the Fund’s financial statements.

Investment Manager and Investment Adviser

The Fund has an Investment Management Agreement with Daiwa SB Investments (U.S.A.) Ltd. (the “Manager”). Daiwa SB Investments Ltd. (“DSBI” or the “Adviser”), an affiliate of the Manager, acts as the Fund’s investment adviser pursuant to an Investment Advisory Agreement between the Manager and DSBI. For such investment services, the Fund is obligated to pay the Manager a monthly fee at an annual rate of 0.60% of the first $20 million, 0.40% of the next $30 million and 0.20% of the excess over $50 million of the Fund’s average weekly net assets, of which 60% of this fee is paid by the Manager to DSBI. In addition, the Fund has agreed to reimburse the Manager and the Adviser for all out-of-pocket expenses related to the Fund. For the six months ended April 30, 2008, expenses of $7,871 were paid to the Manager, representing reimbursement to the Manager of costs relating to the attendance by its employees at meetings of the Fund’s Board. No such expenses were paid to the Adviser.

At April 30, 2008, the Fund owed $29,569 to the Manager.

Administrator and Custodian and Other Related Parties

Daiwa Securities Trust Company (“DSTC”), an affiliate of the Adviser, provides certain administrative services to the Fund, for which the Fund pays to DSTC a monthly fee at an annual rate of 0.20% of the first $60 million of the Fund’s average weekly net assets, 0.15% of the next $40 million and 0.10% of the excess over $100 million, with a minimum annual fee of $120,000. In addition, as permitted by the Administration Agreement, the Fund reimburses the Administrator for its out-of-pocket expenses related to the Fund. For the six months ended April 30, 2008, expenses of $11,491 were paid to the Administrator, representing reimbursement to the Administrator of costs relating to the attendance by its employees at meetings of the Fund’s Board.

The Board of Directors of the Fund has also approved the payment of the administrative compliance expense for the Fund in the amount of $75,000 per annum to DSTC, for services provided by DSTC staff in implementing the Fund’s compliance management system and the Fund’s compliance review program. This amount is included in the administration fee in the Fund’s Statement of Operations.

The Japan Equity Fund, Inc.

DSTC also acts as custodian for the Fund’s assets and has appointed Sumitomo Mitsui Banking Corporation (the “Sub-Custodian”), an affiliate of the Manager, to act as the sub-custodian for all of the cash and securities of the Fund held in Japan. As compensation for its services as custodian, DSTC receives a monthly fee and reimbursement of out-of-pocket expenses. Such expenses include fees and out-of-pocket expenses of the Sub-Custodian. During the six months ended April 30, 2008, DSTC and the Sub-Custodian earned $29,398 and $65,754, respectively, as compensation for custodial service to the Fund.

At April 30, 2008, the Fund owed $15,604, $6,250 and $4,858 to DSTC for administration, compliance and custodian fees, respectively, excluding fees and expenses of $9,067 payable to the Sub-Custodian.

During the six months ended April 30, 2008, the Fund paid or accrued $19,891 for legal services in connection with the Fund’s on-going operations to a law firm of which the Fund’s Assistant Secretary is a consultant.

Investments in Securities and Federal Income Tax Matters

For federal income tax purposes, the cost of securities owned at April 30, 2008 was $106,769,228, excluding short-term interest bearing investments. At April 30, 2008, the net unrealized appreciation of investments for federal income tax purposes, excluding short-term securities, of $6,085,200 was composed of gross appreciation of $12,353,712 for those investments having an excess of value over cost, and gross depreciation of $6,268,512 for those investments having an excess of cost over value. For the six months ended April 30, 2008, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $19,588,234 and $19,510,360, respectively.

At October 31, 2007, the Fund had a remaining capital loss carryover of $17,908,676, of which $12,645,344 expires in the year 2010 and $5,263,332 expires in the year 2011, available to offset future net capital gains.

Capital Stock

There are 30,000,000 shares of $.01 par value common stock authorized. Of the 14,431,605 shares of the Fund outstanding at April 30, 2008, Daiwa Securities America Inc., an affiliate of the Manager, Adviser and DSTC, owned 14,790 shares.

The Japan Equity Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding during each period is presented below:

	For the Six Months Ended April 30,	For the Years Ended October 31,
	2008	2007	2006	2005	2004	2003
	(unaudited)

Net asset value, beginning of period	$ 8.61	$ 8.58	$ 7.79	$ 6.24	$ 6.00	$ 4.54
Net investment income (loss)	0.03	0.02	0.01	—*	—*	(0.02)
Net realized and unrealized gains (losses) on investment and foreign currency transactions	(0.69)	0.10	0.83	1.55	0.39	1.48
Net increase (decrease) in net asset value resulting from operations	(0.66)	0.12	0.84	1.55	0.39	1.46
Less: dividends and distributions to shareholders
Net investment income	—	(0.09)	(0.05)	—	—	—
Dilutive effect of rights offering	—	—	—	—	(0.12)	—
Offering costs charged to paid-in capital in excess of par value	—	—	—	—	(0.03)	—
Net asset value, end of period	$ 7.95	$ 8.61	$ 8.58	$ 7.79	$ 6.24	$ 6.00
Per share market value, end of period	$ 7.40	$ 7.97	$ 8.14	$ 8.51	$ 6.08	$ 7.16
Total investment return:
Based on market price at beginning and end of period, assuming reinvestment of dividends†	(7.15)%	(1.05)%	(3.68)%	39.97%	(11.70)%	72.53%
Based on net asset value at beginning and end of period, assuming reinvestment of dividends †	(7.67)%	1.42%	10.91%	24.84%	5.74%	32.16%
Ratios and supplemental data:
Net assets, end of period (in millions)	$ 114.7	$124.3	$ 123.8	$ 112.4	$ 90.0	$ 64.9
Ratios to average net assets of:
Expenses	1.10%**	0.95%	0.94%	1.07%	1.12%	1.50%
Net investment income (loss)	0.78%**	0.20%	0.12%	0.07%	(0.06)%	(0.48)%
Portfolio turnover	17.19%	61.22%	59.36%	72.35%	90.03%	84.00%

†	For the year ended October 31, 2004, the total investment return includes the benefit of shares resulting from the exercise of rights.
*	Represents less than $0.005 per share.
**	Annualized.

The Japan Equity Fund, Inc.

Results of Annual Meeting of Stockholders (unaudited)

On June 2, 2008, the Annual Meeting of Stockholders of The Japan Equity Fund, Inc. (the “Fund”) was held and the following matter was voted upon and passed.

Election of one Class I Director to the Board of Directors of the Fund, to serve for a term expiring on the date on which the Annual Meeting of Stockholders is held in the year 2009. Election of one Class II Director to the Board of Directors of the Fund, to serve for a term expiring on the date on which the Annual Meeting of Stockholders is held in the year 2010. Election of two Class III Directors to the Board of Directors of the Fund, to serve for a term expiring on the date on which the Annual Meeting of Stockholders is held in the year 2011.

Number of Shares/Votes
Class I	Voted For	Withheld
Yoshihiro Fujisawa	11,071,809	1,195,697
Class II
Rahn K. Porter	11,074,494	1,193,012
Class III
Austin C. Dowling	11,029,049	1,238,457
Richard J. Herring	11,073,959	1,193,547

In addition to the Directors re-elected at the Meeting, Martin J. Gruber and David G. Harmer were the other members of the Board who continued to serve as Directors of the Fund.

An Important Notice Concerning Our Privacy Policy

This Privacy Notice describes the types of non-public information we collect about you, the ways we safeguard the confidentiality of this information and when this information may be shared with others. In this Privacy Notice, the terms “we,” “our” and “us” refer to the Fund. The term “you” in this Privacy Notice refers broadly to all of our individual stockholders (including prospective and former individual stockholders).

In order to provide you with services, we collect certain non-public information about you. We obtain this personal information from the following sources:

•	Applications and other forms you submit to us.
•	Dealings and transactions with us or others.

We do not disclose any non-public personal information about you to anyone, except as permitted by law. For instance, so that we may effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose.

We maintain physical, electronic and procedural security measures that comply with federal standards to safeguard your non-public personal information. Access to such information is restricted to those agents of the Fund who are trained in the proper handling of client information and who need to know that information in order to provide services to stockholders.

BOARD OF DIRECTORS Yoshihiro Fujisawa, Chairman Austin C. Dowling Martin J. Gruber David G. Harmer Richard J. Herring Rahn K. Porter

Semi-Annual Report

April 30, 2008

The Japan Equity Fund, Inc.
c/o Daiwa Securities Trust Company
One Evertrust Plaza
Jersey City, New Jersey 07302

INVESTMENT MANAGER
Daiwa SB Investments (U.S.A.) Ltd.

INVESTMENT ADVISER
Daiwa SB Investments Ltd.

OFFICERS Hideo Tanaka President John J. O’Keefe Vice President and Treasurer Yuko Tatezawa Secretary Anthony Cambria Chief Compliance Officer Leonard B. Mackey, Jr. Assistant Secretary
ADDRESS OF THE FUND c/o Daiwa Securities Trust Company One Evertrust Plaza, 9th Floor Jersey City, NJ 07302-3051

INVESTMENT MANAGER
Daiwa SB Investments (U.S.A.) Ltd.
INVESTMENT ADVISER
Daiwa SB Investments Ltd.
ADMINISTRATOR AND CUSTODIAN
Daiwa Securities Trust Company
TRANSFER AGENT AND REGISTRAR
American Stock Transfer & Trust Company
LEGAL COUNSEL
Clifford Chance US LLP
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at prevailing market prices.

This report is sent to shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report. The financial information included herein is taken from the records of the Fund without examination by the Independent Registered Public Accounting Firm which does not express an opinion thereon.

Item 2. Code of Ethics.

Not applicable for this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this semi-annual report.

Item 6. Schedule of Investments.

A Schedule of Investments is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for this semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for this semi-annual report.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable for this semi-annual report.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the 1934 Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	Code of Ethics for Principal Executive and Senior Financial Officers.

Not applicable for this semi-annual report.

(b)	Certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(c)	Proxy Voting Guidelines for the registrant and its adviser.

Not applicable for this semi-annual report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Japan Equity Fund, Inc.

By       \s\ John J. O’Keefe

John J. O’Keefe, Vice President and Treasurer

Date: June 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       \s\ John J. O’Keefe

John J. O’Keefe, Vice President and Treasurer

Date: June 16, 2008

By       \s\ Yoshihiro Fujisawa

Yoshihiro Fujisawa, Chairman

Date: June 16, 2008

EXHIBIT 12 (b)

CERTIFICATION

PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002

I, John J. O’Keefe, certify that:

1.	I have reviewed this report on Form N-CSR of The Japan Equity Fund, Inc.;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer and I have disclosed, to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

all significant deficiencies and material weaknesses in the design or operation of internal control which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: June 16, 2008

\s\ John J. O’Keefe

John J. O’Keefe, Vice President and Treasurer

CERTIFICATION

PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002

I, Yoshihiro Fujisawa, certify that:

1.	I have reviewed this report on Form N-CSR of The Japan Equity Fund, Inc.;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer and I have disclosed, to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

all significant deficiencies and material weaknesses in the design or operation of internal control which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: June 16, 2008

By       \s\ Yoshihiro Fujisawa

Yoshihiro Fujisawa, Chairman

CERTIFICATION

PURSUANT TO SECTION 906

OF THE SARBANES-OXLEY ACT OF 2002

The undersigned, the Vice President & Treasurer of The Japan Equity Fund, Inc. (the “Fund”), with respect to the Form N-CSR for the period ended April 30, 2008 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

1.	such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Funds.

Dated: June 16, 2008

\s\ John J. O’Keefe

John J. O’Keefe, Vice President and Treasurer

This certification is being furnished solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure document.

CERTIFICATION

PURSUANT TO SECTION 906

OF THE SARBANES-OXLEY ACT OF 2002

The undersigned, the Chairman of The Japan Equity Fund, Inc. (the “Fund”), with respect to the Form N-CSR for the period ended April 30, 2008 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

1.	such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Funds.

Dated: June 16, 2008

\s\ Yoshihiro Fujisawa

Yoshihiro Fujisawa, Chairman

This certification is being furnished solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure document.